Lease Operations - Lessee (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross lease liabilities	R$ 369,866	R$ 362,705
Current [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	4,766	4,719
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	275	283
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	706	790
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	2,588	2,716
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	R$ 1,197	R$ 930